PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046-1173
713 626 1919
www.invesco.com/us

June 27, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK No. 0000909466
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class A2, Class B, Class C, Class Y, Class R5 and Investor Class shares of Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Municipal Income Fund, Invesco New York Tax Free Income Fund, Invesco Tax-Exempt Cash Fund and Invesco Tax-Free Intermediate Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 51 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 51 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on June 27, 2013.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1324.
Sincerely,

/s/ Veronica Castillo
Veronica Castillo
Counsel